Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is high total return, emphasizing current income and, to a lesser extent, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), as defined herein, in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 222% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	222.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers in emerging markets. Fixed income securities in which the Portfolio may invest include U.S. and non-U.S. government securities, investment grade corporate bonds and mortgage- and asset-backed securities.

The Portfolio also may invest in hybrid instruments, inverse floaters, short-term investments, pass through securities, currency transactions and deferred interest bonds.

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio. The Portfolio, from time to time, may have significant investments in one or more countries or in particular sectors.

The subadviser may engage in frequent and active trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.

Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Interest Rate Fluctuations Risk – Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Emerging Markets Risk. The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United Stated or other governments, and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.

Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Non-Hedging Foreign Currency Trading Risk. The Portfolio may engage in forward foreign currency transactions for speculative purposes. The Portfolio may purchase or sell foreign currencies through the use of forward contracts based on the subadviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the subadviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the subadviser’s expectations may produce significant losses for the Portfolio. Some of the transactions may also be subject to interest rate risk.

Inverse Floaters. Inverse floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s 15% limitation on investments in such securities.

Country Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single country or those few countries than if the Portfolio always maintained wide diversity among countries in which it invests. For example, banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in a particular country may be very sensitive to interest rate changes throughout the world.

Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “fund of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is organized as a "non-diversified" fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the J.P. Morgan Global Government Bond Index (un-hedged). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the J.P. Morgan Global Government Bond Index (un-hedged).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 9.01% (quarter ended March 31, 2008) and the lowest return for a quarter was -6.57% (quarter ended June 30, 2008). The year to date calendar return as of March 31, 2014 was 2.88%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year to date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.57%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
J.P. Morgan Global Government Bond Index (un-hedged)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2004	rr_AnnualReturn2004	3.96%
Annual Return 2005	rr_AnnualReturn2005	4.58%
Annual Return 2006	rr_AnnualReturn2006	3.88%
Annual Return 2007	rr_AnnualReturn2007	11.43%
Annual Return 2008	rr_AnnualReturn2008	5.63%
Annual Return 2009	rr_AnnualReturn2009	7.50%
Annual Return 2010	rr_AnnualReturn2010	6.29%
Annual Return 2011	rr_AnnualReturn2011	5.77%
Annual Return 2012	rr_AnnualReturn2012	3.84%
Annual Return 2013	rr_AnnualReturn2013	(3.48%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%
Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.72%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.61%